Apr. 30, 2025
AXS Real Estate Income ETF
AXS REAL ESTATE INCOME ETF
Investment Objective
The investment objective of the AXS Real Estate Income ETF (the “Fund”) is to seek a combination of capital appreciation and current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AXS Real Estate Income ETF AXS Real Estate Income ETF
Management Fees	0.89%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.89%	[1]
[1]	Annual Fund Operating Expenses have been restated to reflect a reduction in the Fund’s management fee, effective as of April 30, 2025.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AXS Real Estate Income ETF | AXS Real Estate Income ETF | USD ($)	91	284	493	1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. For the fiscal year ended December 31, 2024, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio. The decrease in portfolio turnover in the fund is due to the decrease in turnover in the index tracked by the fund.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in income producing real estate securities. Income producing real estate securities are equity securities that distribute income to shareholders from mortgage- and real estate-related assets. The Fund’s investments in income producing real estate securities primarily include common and preferred securities of U.S. publicly traded real estate investment trusts (“REITs”) that focus on owning commercial and residential mortgages (“mREITs”), and publicly traded closed-end funds that invest primarily in mortgage-backed securities (“mCEFs”). In addition, the Fund may invest up to 20% of its net assets in corporate bonds. The Fund may invest in securities of issuers of any market capitalization.

The Fund typically invests 70% to 100% of its total assets in securities included in the Gapstow Real Estate Income Index (the “Index”), and the remainder in preferred securities of mREITs. The Index constituents are primarily common stocks of mREITs, but also include, to a lesser extent, mCEFs. mREITs are real estate-related equity securities that generate income on loans by investing in mortgages, mortgage-backed securities, and related real estate assets. For the Fund to own a preferred security, it must meet minimum market liquidity requirements and other criteria. The Fund’s investment advisor determines the allocation between Index components and preferred securities of mREITs on a quarterly basis based on the advisor’s macroeconomic outlook, expected capital appreciation, and income potential.

With respect to the portion of the Fund’s investments in Index constituents, the Fund uses a “passive management” (or an indexing) approach to track the performance, before fees and expenses, of the Index. With respect to the portion of the Fund’s investments in Index constituents, the Fund will generally use a “replication” strategy, meaning it generally will invest in all of the securities of the Index in approximately the same proportion as in the Index. However, when the Fund’s investment advisor believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs; an Index constituent becomes temporarily illiquid, unavailable, or less liquid; or as a result of legal restrictions or limitations that apply to the Fund but not to the Index), the Fund may use a “representative sampling” strategy. Representative sampling is an indexing strategy that involves investing in a sample of the component securities in the Index, the risk, return and other characteristics of which closely resemble the risk, return and other characteristics of the Index as a whole. The Index was created by Gapstow Capital Partners (“Gapstow” or the “Index Provider”). Gapstow is not affiliated with the Fund or the Fund’s investment advisor. As of December 31, 2024, the Index was comprised of 26 mREITs. No mCEFs met the criteria for inclusion in the Index as of December 31, 2024.

To be eligible for inclusion in the Index, an mREIT or mCEF must have (i) been trading for at least 90 days, (ii) an average daily trading volume of above $750,000 over the last six months and (iii) an average market capitalization above $500 million over the last six months. Gapstow classifies each constituent into one of the following three real estate debt sectors for weighting purposes, as discussed further below:

•        Commercial real estate lending,

•        Non-agency real estate debt, or

•        Agency real estate debt.

Within the Index, each constituent is assigned an initial neutral weight based on its real estate debt sector and the number of constituents in the sector. For example, the commercial real estate lending sector has a neutral weight of 50% of the Index, and if there are 12 securities in the sector, each security in the commercial real estate lending sector will have a neutral constituent weight of 4.2%. The non-agency real estate debt and agency real estate debt sectors will each have a neutral weight of 25%.

The Index is reconstituted semi-annually, effective on the first business day (i.e., NYSE trading day) of April and October. The Index’s exposure may change significantly with each reconstitution or due to market movements between reconstitutions. The Index is rebalanced to neutral sector and constituent weights each quarter. Gapstow analyzes the constituents once a year to ensure they are still properly classified.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in the securities of a single issuer, or a smaller number of issuers, than a diversified fund.

To the extent the Index concentrates in the securities of a particular industry or group of related industries, the Fund will concentrate its investments (i.e., holds more than 25% of its total assets) to approximately the same extent as the Index. As of the date of this Prospectus, the Index is currently concentrated in commercial real estate debt.

Principal Risks
Performance

The Fund acquired the assets and liabilities of the High Yield ETF (the “Predecessor Fund”), a series of Exchange Listed Funds Trust, following the reorganization of the Predecessor Fund on August 25, 2023. Prior to the reorganization, the Predecessor Fund was advised by another investment advisor. The Predecessor Fund’s performance for the periods prior to the reorganization is not shown. The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual total returns of the Fund compare with the average annual total returns of the S&P 500® Index, a broad-based securities market index that represents the large-cap U.S. equity market, and the Gapstow Real Estate Income Index. The S&P 500® Index has been included as the primary broad-based securities market index in order to satisfy a change in regulatory requirements. The Advisor believes that the Gapstow Real Estate Income Index is a better performance benchmark for comparison to the Fund’s performance in light of the Fund’s investment strategies. Updated performance information is available at the Fund’s website, www. axsinvestments.com/rinc/, or by calling the Fund at (833)-297-2587. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar-Year Total Return (before taxes) For each calendar year at NAV

Highest Calendar Quarter Return at NAV	9.75%	Quarter Ended 9/30/2024
Lowest Calendar Quarter Return at NAV	(6.96)%	Quarter Ended 12/31/2024

The year-to-date return for the Fund as of March 31, 2025, was 3.03%.

Average Annual Total Returns (for the Periods Ended December 31, 2024)
Average Annual Returns - AXS Real Estate Income ETF	Label	1 Year		Since Inception		Inception Date
AXS Real Estate Income ETF	Return Before Taxes	(5.17%)		(0.80%)		Aug. 25, 2023
AXS Real Estate Income ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	(9.00%)	[1]	(4.85%)	[1]	Aug. 25, 2023	[1]
AXS Real Estate Income ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(3.04%)	[1]	(2.24%)	[1]	Aug. 25, 2023	[1]
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	25.02%		25.64%		Aug. 25, 2023
Gapstow Real Estate Income Index (reflects no deduction for fees, expenses or taxes)	Gapstow Real Estate Income Index (reflects no deduction for fees, expenses or taxes)	(4.33%)		2.73%		Aug. 25, 2023
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts